5. Cash and Bank Deposit: Cash, Cash Equivalents and Investments (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Details
Cash and Bank Deposits	$ 4,756,354	$ 1,244,844	$ 18,806	$ 29,136